IncomeTaxes (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1,	$ 6,608	$ 5,894	$ 4,811
Increases based on tax positions related to the current period	813	584	890
Decreases based on tax positions related to the current period	(24)	(6)	(109)
Increases associated with the Bear Stearns merger	0		1,387
Increases based on tax positions related to prior periods	1,681	703	501
Decreases based on tax positions related to prior periods	(1,198)	(322)	(1,386)
Decreases related to settlements with taxing authorities	(74)	(203)	(181)
Decreases related to a lapse of applicable statute of limitations	(39)	(42)	(19)
Balance at December 31	$ 7,767	$ 6,608	$ 5,894